RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 13,485	$ 11,676	$ 13,255
SFL
Disclosure of transactions between related parties [line items]
Receivables due from related parties	3,505	3,886	4,835
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Receivables due from related parties	1,368	1,546	3,578
Archer Limited
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	30	88
Golden Ocean
Disclosure of transactions between related parties [line items]
Receivables due from related parties	6,964	3,376	2,336
Seadrill Limited
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	625	25
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Receivables due from related parties	60	280	1,263
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Receivables due from related parties	303	425	366
TFG Marine
Disclosure of transactions between related parties [line items]
Receivables due from related parties	28	199	16
Avance Gas
Disclosure of transactions between related parties [line items]
Receivables due from related parties	695	737	540
Front Ocean Management
Disclosure of transactions between related parties [line items]
Receivables due from related parties	473	402	0
Other related parties
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 89	$ 170	$ 208